Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Assets Held for Sale

	2018	2017
	£m	£m
Property, plant and equipment	109	57
Goodwill	144	—
Other intangibles	1	49
Inventory	50	7
Cash and cash equivalents	485	—
Other	(136)	—

	653	113